Appendix III	12 Months Ended
Dec. 31, 2017
Appendix III
Appendix III

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets

for the year ended

31 December 2017

(Expressed in thousands of Euros)

	Balances at		Business			Translation	Balances at
	31/12/2016	Additions	combinations *	Transfers	Disposals	differences	31/12/2017

Development costs	142,693	43,152	142,529	—	(81)	(16,599)	311,694

Concessions, patents, licenses brands & similar	60,471	—	142,174	—	—	(19,760)	182,885

Computer software	168,623	19,626	26	529	(126)	(13,733)	174,945

Currently marketed products	1,162,204	—	—	—	—	(137,828)	1,024,376

Other intangible assets	148,682	17,348	—	—	—	(18,723)	147,307

Total cost of intangible assets	1,682,673	80,126	284,729	529	(207)	(206,643)	1,841,207

Accum. amort. of development costs	(72,073)	(5,834)	—	—	—	(1,442)	(79,349)

Accum. amort of concessions, patents, licenses, brands & similar	(24,994)	(6,004)	—	—	—	1,215	(29,783)

Accum. amort. of computer software	(99,927)	(13,549)	—	—	111	7,046	(106,319)

Accum. amort. of currently marketed products	(220,988)	(38,216)	—	—	—	28,136	(231,068)

Accum. amort. of other intangible assets	(69,389)	(865)	—	—	—	8,288	(61,966)

Total accum. amort intangible assets	(487,371)	(64,468)	—	—	111	43,243	(508,485)

Impairment of other intangible assets	—	(64,734)	—	—	—	1,354	(63,380)

Carrying amount of intangible assets	1,195,302	(49,076)	284,729	529	(96)	(162,046)	1,269,342

(See note 3)

This appendix forms an integral part of note 8 to the consolidated financial statements.

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets

for the year ended

31 December 2016

(Expressed in thousands of Euros)

	Balances at				Translation	Balances at
	31/12/2015	Additions	Transfers	Disposals	differences	31/12/2016

Development costs	112,688	29,126	—	(79)	958	142,693

Concessions, patents, licenses brands & similar	59,249	—	—	—	1,222	60,471

Computer software	144,976	18,919	1,460	(420)	3,688	168,623

Currently marketed products	1,126,024	—	—	—	36,180	1,162,204

Other intangible assets	134,068	10,469	—	(651)	4,796	148,682

Total cost of intangible assets	1,577,005	58,514	1,460	(1,150)	46,844	1,682,673

Accum. amort. of development costs	(67,551)	(4,473)	—	—	(49)	(72,073)

Accum. amort of concessions, patents, licenses, brands & similar	(23,957)	(806)	—	—	(231)	(24,994)

Accum. amort. of computer software	(83,197)	(15,136)	(99)	419	(1,914)	(99,927)

Accum. amort. of currently marketed products	(175,135)	(38,441)	—	—	(7,412)	(220,988)

Accum. amort. of other intangible assets	(65,627)	(2,117)	—	544	(2,189)	(69,389)

Total accum. amort intangible assets	(415,467)	(60,973)	(99)	963	(11,795)	(487,371)

Impairment of other intangible assets	34	—	—	(34)	—	—

Carrying amount of intangible assets	1,161,572	(2,459)	1,361	(221)	35,049	1,195,302

This appendix forms an integral part of note 8 to the consolidated financial statements.